CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Share options and warrants [Member]	Foreign currency translation [Member]	Fair value [Member]	Total reserves [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2015	$ 39,607	$ 96,268	$ 10,953	$ (2,248)	$ (172)	$ 8,533	$ (65,194)
Beginning Balance (shares) at Dec. 31, 2015		141,713
Statement [Line Items]
Financings	33,084	$ 29,086	3,998			3,998
Financings (shares)		22,186
Share options exercised	2,240	$ 3,131	(891)			(891)
Share options exercised (shares)		3,039
Share-based compensation	1,026		1,026			1,026
Comprehensive income (loss)	1,331			5,452	(3)	5,449	(4,118)
Ending Balance at Dec. 31, 2016	77,288	$ 128,485	15,086	3,204	(175)	18,115	(69,312)
Ending Balance (shares) at Dec. 31, 2016		166,938
Statement [Line Items]
Share options exercised	1,167	$ 1,716	(549)			(549)
Share options exercised (shares)		1,445
Share-based compensation	1,413		1,413			1,413
Comprehensive income (loss)	1,273			(11)	(6)	(17)	1,290
Ending Balance at Dec. 31, 2017	$ 81,141	$ 130,201	$ 15,950	$ 3,193	$ (181)	$ 18,962	$ (68,022)
Ending Balance (shares) at Dec. 31, 2017		168,383